Income Tax Expense (Details) - Schedule of Deferred Tax Balances - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary difference [Member]
Schedule of Deferred Tax Balances [Line Items]
Beginning of the year	$ 4,386,623	$ 78,622,365	$ 63,509,644
Bad Debt provisions charged to profit or loss			6,064,120
Inventory provision charged to profit or loss			1,283
Impairment charged to profit or loss			2,944,979
Tax loss carried forward		1,687,686	6,102,339
Allowance
Reverse	(2,847,182)	(75,924,049)
Effect of translation	(326,787)
End of the year	1,212,655	4,386,002	78,622,365
Deferred tax assets [Member]
Schedule of Deferred Tax Balances [Line Items]
Beginning of the year			16,960,839
Bad Debt provisions charged to profit or loss			1,516,030
Inventory provision charged to profit or loss			321
Impairment charged to profit or loss			736,245
Tax loss carried forward		421,922	1,529,706
Allowance		(421,922)	(21,245,906)
Reverse
Effect of translation			502,765
End of the year